Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Equity securities gross unrealized loss excluding impairment	¥ 0	¥ 165	¥ 378